Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2010
Registrant Name	dei_EntityRegistrantName	EATON VANCE SPECIAL INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000031266
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 18, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 18, 2011
Prospectus Date	rr_ProspectusDate	May 01, 2011
Supplement [Text Block]	evsit31266_SupplementTextBlock

EATON VANCE SMALL-CAP FUND

Supplement to Prospectus dated May 1, 2011

filed as part of Post-Effective Amendment No. 113

of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545)

filed April 28, 2011 (Accession No. 0000940394-11-000483)

Eaton Vance Small-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	evsit31266_SupplementTextBlock	The following replaces the footnote under the bar chart in "Performance" under "Fund Summaries - Eaton Vance Small-Cap Fund":
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten years ended December 31, 2010, the highest quarterly total return for Class A was 28.91% for the quarter ended December 31, 2001, and the lowest quarterly total return was –32.06% for the quarter ended September 30, 2001.
Eaton Vance Small-Cap Fund | Eaton Vance Small-Cap Fund, Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETEGX
Annual Total Returns	rr_BarChartTableAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the ten years ended December 31, 2010, the highest quarterly total return for Class A was
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.91%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2001
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly total return for Class A was
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.06%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2001